SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					1 Months Ended				6 Months Ended				9 Months Ended	12 Months Ended
	Apr. 11, 2024	Mar. 09, 2024	May 10, 2021 USD ($) ft²	Jun. 17, 2020	Aug. 31, 2023 shares	Jul. 31, 2022 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Mar. 31, 2024 USD ($) shares		Mar. 31, 2023 USD ($) shares		Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) shares		Sep. 30, 2022 USD ($) shares		Sep. 30, 2021 USD ($) shares		Sep. 30, 2011 USD ($) ft²	Oct. 01, 2020 USD ($)
Uncollectable account receivable written-off																		$ 99,528
Allowance for uncollectable balances									13,140				13,004	13,004		13,337		14,691
Allowance for doubtful accounts									(21,400)
Inventory reserve									59,327				1,079	1,079		6,869
Short term investments																20,343		565
Estimated useful lives of intangible assets									50 years					50 years
Payments to acquire property, plant, and equipment									$ 693		15,131			$ 61,906		27,695		51,878
Land acquired | ft²			8.2																	4.1
Impairment of long-lived assets									0				0	0		0
Operating lease right of use assets									199,679				312,067	312,067		546,690					$ 200,000
Operating lease liabilities									202,552				319,017	319,017		557,384					$ 200,000
Deferred revenue									497,937				106,514	106,514		188,745		1,096,101
Deferred revenue, revenue recognized									31,382		137,869			133,533		1,080,178		403,399
Research and development expense									890,384		129,995			298,469		424,558		249,050
Government subsidies									$ 61,081		11,916			$ 25,415		1,306,627		449,972
Value added tax rate description									17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)					17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Employee defined cost									$ 33,522		$ 38,665			$ 93,190		$ 80,150		$ 54,189
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares									6,122	[1]				3,750	[1],[2]	5,204	[2]
Stockholders' Equity, Reverse Stock Split	1-for-10	1-for-10		1-for-3 shares
Antidilutive shares | shares									1,285,702	[3]	6,093	[3]		5,851	[4]	3,529	[4]	9,041	[4]
Supplier [Member]
Allowance for doubtful accounts
Option Shares [Member]
Antidilutive shares | shares									0		6,093			5,851		3,529		3,600
Underwriter Warrants [Member]
Antidilutive shares | shares																		10,120
Third Party Consultants [Member]
Stock Issued During Period, Shares, Issued for Services | shares														57,000		63,333
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares					3,750	2,960	2,244	3,600
VAT [Member]
Income tax payable													1,338,800	$ 1,338,800
CHINA
Income tax payable									$ 1,400,000				$ 1,041,862	1,041,862
Tongchuan CIP Project [Member]
Payments to acquire property, plant, and equipment																				$ 200,000
Yumen CIP Project [Member]
Payments to acquire property, plant, and equipment			$ 300,000
Other Income [Member]
Short term investments																$ 20,343		$ 565
Selling and Marketing Expense [Member]
Advertising expenses									$ 12,263		$ 18,644			$ 11,344		$ 41,578		$ 25,397
Xi'an DT [Member]
Non-controlling interests rate									25.00%				25.00%	25.00%
Tianjin YHX [Member]
Non-controlling interests rate									49.00%				49.00%	49.00%		49.00%

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[4]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.